Offerings - Offering: 1	Nov. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)	In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is defe rring payment of all of the registration fee.